Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Financial Assets

	JPY (millions) As of March 31
	2023	2024
Derivative assets (Note 27)	¥79,654	¥120,223
Investment in convertible notes at fair value through P&L (Note 27)	11,435	13,459
Investment in debt instruments at fair value through P&L (Note 27)	1,063	1,113
Investment in equity instruments at fair value through OCI (Note 27)	157,731	182,887
Financial assets associated with contingent consideration arrangements (Note 27)	23,806	12,293
Other	26,168	25,892
Total	¥299,857	¥355,866
Non-current	¥279,683	¥340,777
Current	¥20,174	¥15,089